UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

Ellsworth Growth and Income Fund Ltd.
(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308
(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore
Ellsworth Growth and Income Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Copy to:
Steven B. King, Esq.
Ballard Spahr LLP
1735 Market Street, 51st Floor
Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - unaudited
December 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - 49.6%

Airlines - 1.8%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$750,000	$2,491,875

Automobiles - 0.1%
Tesla Motors, Inc., 1.25%, Due 3/1/21, (BBB)	200,000	181,375

Biotechnology - 7.0%
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	500,000	469,688
Cepheid, 1.25%, Due 2/1/21, (A) (1)	800,000	882,500
Emergent BioSolutions Inc., 2.875%, Due 1/15/21, (BBB)	800,000	901,500
Exelixis, Inc., 4.25%, Due 8/15/19, (B)	750,000	422,344
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	700,000	2,898,441
Incyte Corp., 1.25%, Due 11/15/20, (BBB)	1,000,000	1,535,000
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	250,000	477,969
OPKO Health Inc., 3.00%, Due 2/1/33, (A)	400,000	595,750
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (AA)	250,000	1,219,375
		9,402,567
Capital Markets - 0.8%
FXCM Inc., 2.25%, Due 6/15/18, (A)	1,000,000	1,046,250

Consumer Finance - 1.3%
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (A)	1,000,000	1,136,250
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (A)	500,000	561,875
		1,698,125
Diversified Consumer Services - 0.8%
Carriage Services, Inc., 2.75%, Due 3/15/21, (BBB)	1,000,000	1,086,880

Diversified Telecommunications Services - 0.7%
Alaska Communications Systems Group, Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	951,250

Electrical Equipment - 0.5%
SolarCity Corp., 2.75%, Due 11/1/18, (BB)	250,000	270,781
SolarCity Corp., 1.625%, Due 11/1/19, (BB) (1)	500,000	454,375
		725,156
Electronic Equipment & Instruments - 0.7%
InvenSense, Inc., 1.75%, Due 11/1/18, (BB)	1,000,000	998,750

Health Care Equipment & Supplies - 0.4%
Quidel Corp., 3.25%, Due 12/15/20, (A)	250,000	279,844
The Spectranetics Corp., 2.625%, Due 6/1/34, (BBB)	250,000	321,562
		601,406
Health Care Providers & Services - 1.3%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A)	1,250,000	1,743,750

Hotels, Restaurants & Leisure - 0.4%
MGM Resorts International, 4.25%, Due 4/15/15, (B)	500,000	591,250

Household Durables - 1.2%
Jarden Corp., 1.875%, Due 9/15/18, (BB)	500,000	786,562
Jarden Corp., 1.125%, Due 3/15/34, (BB) (1)	750,000	844,219
		1,630,781
Insurance - 0.8%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	500,000	1,060,312

Internet & Catalog Retail - 1.5%
The Priceline Group Inc., 1.00%, Due 3/15/18, (BBB)	1,500,000	2,000,625

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued
December 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Internet Software & Services - 4.0%
Blucora, Inc., 4.25%, Due 4/1/19, (A) (1)	$1,000,000	$945,000
Equinix Inc., 4.75%, Due 6/15/16, (B)	750,000	2,110,312
Monster Worldwide, Inc., 3.50%, Due 10/15/19, (BBB) (1)	625,000	666,406
Twitter, Inc., 1.00%, Due 9/15/21, (BBB) (1)	500,000	438,125
Web.com Group, Inc., 1.00%, Due 8/15/18, (BBB)	1,375,000	1,264,141
		5,423,984
IT Services - 0.8%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	900,000	1,074,938

Life Sciences Tools & Services - 0.8%
Illumina, Inc., 0.25%, Due 3/15/16, (A)	500,000	1,105,628

Machinery - 0.5%
Chart Industries, Inc., 2.00%, Due 8/1/18, (BB)	750,000	721,406

Metals & Mining - 1.7%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BB)	400,000	409,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	500,000	746,500
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	616,500
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	488,438
		2,260,438
Oil, Gas & Consumable Fuels - 0.8%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BB)	500,000	350,625
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	517,000	273,687
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	500,000	495,312
		1,119,624
Personal Products - 0.4%
IGI Laboratories, Inc., 3.75%, Due 12/15/19, (A) (1)	500,000	503,750

Pharmaceuticals - 2.2%
Depomed, Inc., 2.50%, Due 9/1/21, (BB)	300,000	324,562
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	2,115,625
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	548,438
		2,988,625
Real Estate Investment Trusts - 2.4%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (BBB)	1,000,000	924,375
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,341,406
RAIT Financial Trust, 4.00%, Due 10/1/33, (A)	500,000	450,938
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21, (AA)	500,000	488,128
		3,204,847
Real Estate Management & Development - 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B)	1,000,000	1,065,000

Semiconductors & Semiconductor Equipment - 5.9%
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (NR) (2)	600,000	307,125
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19, (BB)	500,000	426,875
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	1,750,000	2,311,094
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,039,375
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (BBB)	500,000	521,250
Spansion LLC, 2.00%, Due 9/1/20, (B)	400,000	992,000
SunEdison, Inc., 2.75%, Due 1/1/21, (BB) (1)	250,000	375,781
SunEdison, Inc., 0.25%, Due 1/15/20, (BB) (1)	375,000	365,156
SunPower Corp., 0.875%, Due 6/1/21, (BB) (1)	1,000,000	905,000
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	755,000
		7,998,656

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued
December 31, 2014

	Principal	Value
	Amount	(Note 1)
Convertible Bonds and Notes - continued

Software - 7.8%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	$750,000	$798,750
EnerNOC, INC., 2.25%, Due 8/15/19, (BBB) (1)	1,000,000	842,500
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	1,250,000	1,503,125
MercadoLibre, Inc., 2.25%, Due 7/1/19, (A) (1)	500,000	596,250
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB)	500,000	355,000
Nuance Communications, Inc., 2.75%, Due 11/1/31, (B)	1,000,000	1,001,875
Proofpoint, Inc., 1.25%, Due 12/15/18, (BBB)	650,000	889,688
PROS Holdings, Inc., 2.00%, Due 12/1/19, (A) (1)	200,000	205,750
Synchronoss Technologies, Inc., 0.75%, Due 8/15/19, (A)	750,000	793,594
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	500,000	758,750
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	950,000
TiVo Inc., 2.00%, Due 10/1/21, (A) (1)	500,000	480,625
Verint Systems Inc., 1.50%, Due 6/1/21, (B)	1,250,000	1,385,938
		10,561,845
Technology, Hardware & Storage - 0.4%
Violin Memory, Inc., 4.25%, Due 10/1/19, (BB) (1)	500,000	520,000

Textiles, Apparel & Luxury Goods - 1.1%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	750,000	885,469
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	560,000	663,950
		1,549,419
Trading Companies & Distributors - 0.7%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	956,250

Total Convertible Bonds and Notes		$67,264,762

	Shares
Convertible Preferred Stock - 8.3%

Commercial Banks - 1.7%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	1,662,500
Wells Fargo & Co., 7.50%, (BBB)	500	607,625
		2,270,125
Diversified Financial Services - 1.0%
Bank of America Corp., 7.25%, (BB)	1,200	1,395,564

Food Products - 1.0%
Bunge Ltd., 4.875%, (BB)	7,500	843,750
Post Holdings, Inc., 3.75%, (B) (1)	5,000	488,600
		1,332,350
Machinery - 0.8%
Stanley Black & Decker, Inc., 6.25%, (BBB)	10,000	1,174,000

Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,596,500
Halcon Resources Corp., 5.75%, (CCC)	500	187,500
		1,784,000
Real Estate Investment Trusts - 1.0%
Health Care REIT, Inc., 6.50%, (BB)	20,000	1,317,000

Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	666,024	763,605
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	16,364
		779,969
Thrift & Mortgage Finance - 0.9%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,194,000

Total Convertible Preferred Stock		11,247,008

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued
December 31, 2014

		Value
	Shares	(Note 1)
Mandatory Convertible Securities - 10.4% (5)

Aerospace & Defense - 1.8%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	40,000	$2,453,200

Automobiles - 0.4%
Fiat Chrysler Automobiles N.V., 7.875%, Due 12/15/16, (B)	5,000	533,125

Biotechnology - 0.9%
AmSurg Corp., 5.25%, Due 7/1/17, (NR)	10,500	1,186,500

Electric Utilities - 1.3%
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	30,000	1,730,700

Food Products - 0.9%
Post Holdings, Inc., 5.25%, Due 6/1/17, (B)	2,500	221,612
Tyson Foods, Inc., 4.75%, Due 7/15/17, (BBB)	20,000	1,006,800
		1,228,412
Health Care Providers & Services - 0.7%
Kindred Healthcare, Inc., 7.50%, Due 11/19/17, (B)	1,000	950,500

Insurance - 0.8%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,072,800

Multi-Utilities - 1.1%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	750,125
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	751,500
		1,501,625
Real Estate Investment Trusts - 1.3%
Weyerhaeuser Co., 6.375%, Due 7/1/16, (BBB)	30,000	1,730,100

Road & Rail - 0.8%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,160,000

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc., 5.50%, Due 12/15/17, (NR)	10,000	529,900

Total Mandatory Convertible Securities (5)		14,076,862

Common Stock - 31.0%

Automobiles - 1.1%
Ford Motor Co.	100,000	1,550,000

Capital Markets - 0.8%
BlackRock Kelso Capital Corp.	131,034	1,074,479

Commercial Banks - 0.9%
Wells Fargo & Co.	22,200	1,217,004

Diversified Financial Services - 0.8%
Citigroup Inc.	19,546	1,057,634

Diversified Telecommunications Services - 3.0%
AT&T Inc.	70,000	2,351,300
Verizon Communications Inc.	35,260	1,649,463
		4,000,763
Energy Equipment & Services - 0.7%
Chevron Corp.	9,000	1,009,620

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments - continued
December 31, 2014

		Value
	Shares	(Note 1)
Common Stock - continued

Food Products - 2.0%
B&G Foods, Inc.	35,000	$1,046,500
ConAgra Foods, Inc.	45,000	1,632,600
		2,679,100
Household Products - 1.2%
Church & Dwight Co., Inc.	20,000	1,576,200

Industrial Conglomerates - 0.9%
General Electric Co.	50,000	1,263,500

Insurance - 0.8%
MetLife, Inc.	20,175	1,091,266

Media - 1.0%
Walt Disney Co.	15,000	1,412,850

Oil, Gas & Consumable Fuels - 2.8%
ConocoPhillips	26,782	1,849,565
Kinder Morgan, Inc.	45,000	1,903,950
		3,753,515
Pharmaceuticals - 4.5%
AbbVie Inc.	25,000	1,636,000
Eli Lilly & Co.	15,000	1,034,850
Merck & Co., Inc.	22,651	1,286,350
Pfizer Inc.	40,000	1,246,000
Roche Holdings Ltd.	27,500	934,725
		6,137,925
Real Estate Investment Trusts - 3.1%
American Tower Corp.	15,000	1,482,750
Crown Castle International Corp.	16,100	1,267,070
Invesco Mortgage Capital Inc.	58,700	907,502
Lexington Realty Trust	55,000	603,900
		4,261,222
Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	40,000	1,451,600

Software - 1.0%
Microsoft Corp.	28,600	1,328,470

Technology, Hardware & Storage - 2.3%
EMC Corp.	70,000	2,081,800
Stratasys Ltd. (6)	12,000	997,320
		3,079,120
Wireless Telecommunication Services - 3.0%
SBA Communications Corp. (6)	20,500	2,270,580
Vodafone Group Plc (ADR)	50,909	1,739,561
		4,010,141

Total Common Stock		41,954,409

Total Convertible Bonds and Notes - 49.6%		$67,264,762
Total Convertible Preferred Stock - 8.3%		11,247,008
Total Mandatory Convertible Securities - 10.4%		14,076,862
Total Common Stock - 31.0%		41,954,409
Total Investments - 99.3%		134,543,041

Other Assets, Net of Liabilities - 0.7%		982,460
Total Net Assets - 100.0%		$135,525,501

Ellsworth Growth and Income Fund Ltd. - Schedule of Investments – continued
December 31, 2014

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at December 31, 2014 was $10,294,006 which represented 7.60% of the Fund’s net assets.

(2) On October 6, 2014, GT Advanced Technologies Inc. filed for bankruptcy and went into default.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $779,969 at December 31, 2014, which represented 0.57% of the Fund’s net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of December 31, 2014, the Fund was invested in the following restricted securities:

				Price per		% Net
Security	Acquisition Date	Shares	Cost	Share	Value	Assets
Amerivon Holdings LLC	April 1, 2010	666,024	$1,500,000	$1.147	$763,605	0.56%
series A 4.00% cv. pfd.

Amerivon Holdings LLC	April 1, 2010	272,728	0	0.060	16,364	0.01%
common equity units

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(6) Non-income producing security.

ADR = American Depositary Receipt.

Portfolio Ratings:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AAA	0%
AA	3%
A	26%
BBB	31%
BB	21%
B	13%
CCC & below	1%
Not Rated	5%

* Excludes common stocks and cash.

Ellsworth Growth and Income Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Growth and Income Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of December 31, 2014:

	Level 1	Level 2		Level 3		Total
Investments in Securities:
Common Stock:
Consumer Discretionary	$2,962,850	$	---	$	---	$2,962,850
Consumer Staples	4,255,300		---		---	4,255,300
Energy	4,763,135		---		---	4,763,135
Financials	8,701,605		---		---	8,701,605
Health Care	6,137,925		---		---	6,137,925
Industrials	1,263,500		---		---	1,263,500
Information Technology	5,859,190		---		---	5,859,190
Telecommunication Services	8,010,904		---		---	8,010,904
Total Common Stock	41,954,409		---		---	41,954,409

Convertible Bonds and Notes:
Consumer Discretionary	---		7,040,330		---	7,040,330
Consumer Staples	---		503,750		---	503,750
Energy	---		1,119,624		---	1,119,624
Financials	---		8,074,534		---	8,074,534
Health Care	---		15,841,976		---	15,841,976
Industrials	---		5,893,437		---	5,893,437
Information Technology	---		25,579,423		---	25,579,423
Materials	---		2,260,438		---	2,260,438
Telecommunication Services	---		951,250		---	951,250
Total Convertible Bonds and Notes	---		67,264,762		---	67,264,762

Convertible Preferred Stock:
Consumer Discretionary	---		1,332,350		779,969	2,112,319
Energy	---		1,784,000		---	1,784,000
Financials	---		6,176,689		---	6,176,689
Industrials	---		1,174,000		---	1,174,000
Total Convertible Preferred Stock	---		10,467,039		779,969	11,247,008

Mandatory Convertible Securities:
Consumer Discretionary	---		1,761,537		---	1,761,537
Financials	---		2,802,900		---	2,802,900
Health Care	---		2,137,000		---	2,137,000
Industrials	---		3,613,200		---	3,613,200
Telecommunication Services	---		529,900		---	529,900
Utilities	---		3,232,325		---	3,232,325
Total Mandatory Convertible Securities	---		14,076,862		---	14,076,862

Total Investments	$41,954,409		$91,808,663		$779,969	$134,543,041

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at December 31, 2014, the end of the reporting period. The Fund recognized no transfers to or from levels 1 and 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Investments
Description	in Securities
Balance as of September 30, 2014	$779,969
Proceeds from sales	---
Gain/loss	---
Change in unrealized appreciation (depreciation)	---
Net transfers in/out of Level 3	---
Balance as of December 31, 2014	$779,969

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2014:

Impact to
Valuation from
	Fair Value	Valuation	Unobservable	an Increase in
	December 31, 2014	Methodologies	Input (1)	Input (2)
Amerivon Holdings LLC series A	$779,969	Market	Liquidity	Increase
cv. pfd. and common equity units		Comparables/	Discount
Sum of the
Parts
Valuation/
Dividend
Analysis

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium.

Note 3 - Federal Income Tax Cost - At December 31, 2014, unrealized appreciation (depreciation) of investment securities on a tax cost basis and federal tax cost were as follows:

Unrealized appreciation	$22,231,793
Unrealized depreciation	(4,729,257)
Net unrealized appreciation	17,502,536

Cost for federal income tax purposes	$117,040,505

Note 4 - New Accounting Pronouncement - In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of February 27, 2015 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Growth and Income Fund Ltd.

By: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date: February 27, 2015

By: /s/Gary I. Levine
Gary I. Levine
Chief Financial Officer
(Principal Financial Officer)

Date: February 27, 2015